Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Revenue [Abstract]
Disclosure of detailed information about changes in deferred revenue [Table Text Block]
Balance, January 1, 2021	$546,684
Amortization of deferred revenue
Liability drawdown	(71,519)
Variable consideration adjustments - prior periods	(1,617)
Accretion on streaming arrangements
Current year additions	42,060
Variable consideration adjustments - prior periods	594
Reclass of refund liability (note 15)	(5,424)
Stream deposit	4,000
Effects of changes in foreign exchange	548
Balance, December 31, 2021	$515,326
Amortization of deferred revenue (note 6a)
Liability drawdown	(72,229)
Variable consideration adjustments - prior periods	(959)
Accretion on streaming arrangements (note 6g)
Current year-to-date additions	28,718
Variable consideration adjustments - prior periods	(940)
Effects of changes in foreign exchange	(378)
Balance, December 31, 2022	$469,538

Disclosure of detailed information about deferred revenue [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Current	$64,658	$88,963
Non-current	404,880	426,363
	$469,538	$515,326